Leases (Lease Cost) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Amortization of right-of-use assets	$ 11	$ 11	$ 12
Interest on lease liabilities	0	0	1
Total finance lease cost	11	11	13
Operating lease cost	149	142	131
Short-term lease cost	39	40	26
Variable lease cost	43	51	58
Total lease cost	$ 242	$ 244	$ 228